MAIN BUYWRITE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 110.2%
	EQUITY - 110.2%
1,029,715	BNY Mellon US Large Cap Core Equity ETF				$136,231,295
465,000	Invesco Nasdaq 100 ETF(a)				119,063,250
685,500	iShares Core S&P 500 ETF(a)				476,443,064
996,500	State Street Communication Services Select Sector SPDR ETF(a)				119,659,720
2,517,800	State Street Energy Select Sector SPDR ETF(a)				128,533,690
2,138,400	State Street Financial Select Sector SPDR ETF(a)				114,276,096
743,500	State Street Health Care Select Sector SPDR ETF(a)				115,049,190
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,078,302,997)				1,209,256,305

	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
33,447,571	State Street Institutional Treasury Money Market Fund, Premier Class, 3.63% (Cost $33,447,571)(b)				33,447,571

	TOTAL INVESTMENTS - 113.2% (Cost $1,111,750,568)				$1,242,703,876
	CALL OPTIONS WRITTEN - (13.2)% (Premiums received - $126,473,884)				(145,238,585)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%				358,686
	NET ASSETS - 100.0%				$1,097,823,977

Contracts(c)
	WRITTEN EQUITY OPTIONS - (6.0)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (6.0)%
4,650	Invesco Nasdaq 100 ETF	06/18/2026	$240	$111,600,000	$12,066,750
34	iShares Core S&P 500 ETF	06/18/2026	630	2,142,000	279,990
9,965	State Street Communication Services Select Sector SPDR ETF	06/18/2026	110	109,615,000	13,153,800
25,178	State Street Energy Select Sector SPDR ETF	06/18/2026	42	105,747,600	24,296,770
21,384	State Street Financial Select Sector SPDR ETF	06/18/2026	51	109,058,400	9,034,740
7,435	State Street Health Care Select Sector SPDR ETF	06/18/2026	150	111,525,000	7,435,000
	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $54,859,272)				66,267,050

	WRITTEN INDEX OPTIONS - (7.2)%
	CALL OPTIONS WRITTEN- (7.2)%
280	S&P 500 INDEX	06/18/2026	$6,300	$176,400,000	$22,866,200
599	S&P 500 INDEX	12/18/2026	6,400	383,360,000	56,105,335
	TOTAL INDEX OPTIONS WRITTEN (Premiums received - $71,614,612)				78,971,535

	TOTAL OPTIONS WRITTEN (Premiums received - $126,473,884)				$145,238,585

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is held as collateral for written options. As of January 31, 2026, the fair value of the securities held as collateral was $598,945,048.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2026.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.